Long-Term Debt - Loans And Credit Facilities Terms and Compliance (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 18, 2014	Dec. 31, 2015	Dec. 31, 2014
Debt Instruments
Covenant compliance		As of December 31, 2015, the Partnership was in compliance with all financial covenants prescribed in its debt agreements.
Minimum liquidity required for compliance		$ 25,000	$ 24,000
General Partner
Debt Instruments
General Partner's outstanding voting interests in Dynagas Partners	0.10%	0.10%
Dynagas Holding Ltd
Debt Instruments
Outstanding voting interests in the Partnership, including General Partner interest		44.00%
$250.0 Million Senior Unsecured Notes
Debt Instruments
Minimum liquidity required for compliance		$ 20,000
$340 million Senior Secured Revolving Credit Facility
Debt Instruments
Minimum liquidity required for compliance		$ 24,000
$340 million Senior Secured Revolving Credit Facility | Dynagas Holding Ltd | Minimum
Debt Instruments
Outstanding voting interests in the Partnership, including General Partner interest		30.00%
General Partner's outstanding voting interests in Dynagas Partners		100.00%
$200 Million Term Loan Facility
Debt Instruments
Minimum liquidity required for compliance		$ 25,000
$200 Million Term Loan Facility | Lena River
Debt Instruments
Cash reserve build up installments number		33
$200 Million Term Loan Facility | Yenisei River
Debt Instruments
Cash reserve build up installments number		31
$200 Million Term Loan Facility | Cash | Lena River and Yenisei River
Debt Instruments
Debt service reserve account balance		$ 7,500
$200 Million Term Loan Facility | Dynagas Holding Ltd | General Partner | Minimum
Debt Instruments
Outstanding voting interests in the Partnership, including General Partner interest		30.00%
$200 Million Term Loan Facility | Navajo And Solana | Minimum
Debt Instruments
Minimum liquidity required for compliance		$ 2,500